CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 15,473	$ 12,295
Short-term bank deposits	30,065	68,765
Restricted deposits	1,274	1,050
Available-for-sale marketable securities	19,061	4,293
Trade receivables, net (net of allowance for credit losses of $17,365 and $2,908 on June 30, 2023 and December 31, 2022, respectively)	29,445	44,167
Other receivables and prepaid expenses	7,023	7,985
Inventories	18,360	13,262
Total current assets	120,701	151,817
LONG-TERM ASSETS:
Severance pay fund	361	371
Operating lease right-of-use assets	3,937	5,387
Trade receivables, net	4,767	4,934
Other assets	1,058	864
Total long-term assets	10,123	11,556
PROPERTY AND EQUIPMENT, NET	12,149	14,236
GOODWILL AND INTANGIBLE ASSETS, NET	34,791	35,344
Total assets	177,764	212,953
CURRENT LIABILITIES:
Trade payables	9,460	11,661
Deferred revenues	20,427	20,825
Short-term operating lease liabilities	2,103	2,542
Other payables and accrued expenses	21,173	25,573
Total current liabilities	53,163	60,601
LONG-TERM LIABILITIES:
Deferred revenues	6,384	7,285
Long-term operating lease liabilities	1,475	2,579
Accrued severance pay	1,003	940
Convertible Debt	39,673	39,575
Total long-term liabilities	48,535	50,379
SHAREHOLDERS' EQUITY	76,066	101,973
Total liabilities and shareholders' equity	$ 177,764	$ 212,953